Valuation of derivatives, interest cost from labor obligations and other financial items, net (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Valuation of Derivatives and Other Financial Items
For the years ended December 31, 2017, 2018 and 2019, valuation of derivatives and other financial items are as follows:

	For the years ended December 31,
	2017		2018		2019
Controlling interest:
Gain (loss) in valuation of derivatives, net		Ps. 8,192,567	Ps.	(4,686,407)	Ps. 4,432,023
Capitalized interest expense (Note 10 c)		2,875,034		2,020,288	2,233,358
Commissions		(1,263,701)		(1,901,473)	(2,820,477)
Interest cost of labor obligations (Note 18)		(8,722,611)		(9,968,526)	(11,377,054)
Interest expense on taxes		(1,503,981)		(555,921)	(516,522)
Dividend received (Note 4)		2,385,559		2,605,333	1,773,336
Gain on net monetary positions		—		4,429,145	4,267,194
Other financial cost		(3,906,627)		(2,118,755)	(5,067,200)

Total	Ps.	(1,943,760)	Ps.	(10,176,316)	Ps. (7,075,342)